Other Non-Current Assets	12 Months Ended
Dec. 30, 2023
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 5 — OTHER NON-CURRENT ASSETS

The following provides a breakdown of other non-current assets:

	December 30, 2023	December 31, 2022
Collateral associated with workers’ compensation insurance	$5,570	6,027
Other non-current assets	22	1,762
Total	$5,592	$7,789